Quarterly Holdings Report
for
Fidelity® Mid Cap Value Fund
April 30, 2023
MCV-NPRT1-0623
1.800359.119
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.6%
Cellnex Telecom SA (a)	196,137	8,258,150
Entertainment - 0.6%
Warner Bros Discovery, Inc.	589,700	8,025,817
Interactive Media & Services - 0.5%
Ziff Davis, Inc. (b)	106,194	7,767,029
Media - 1.4%
News Corp. Class A	586,385	10,326,240
Nexstar Broadcasting Group, Inc. Class A	38,458	6,670,540
Thryv Holdings, Inc. (b)	154,521	3,470,542
		20,467,322
TOTAL COMMUNICATION SERVICES		44,518,318
CONSUMER DISCRETIONARY - 10.1%
Automobile Components - 1.2%
Aptiv PLC (b)	94,017	9,670,589
Magna International, Inc. Class A (c)	140,635	7,335,522
		17,006,111
Broadline Retail - 0.4%
Kohl's Corp. (c)	250,346	5,515,122
Diversified Consumer Services - 1.6%
Adtalem Global Education, Inc. (b)	175,492	7,119,710
Laureate Education, Inc. Class A	564,952	6,999,755
Service Corp. International	136,256	9,563,809
		23,683,274
Hotels, Restaurants & Leisure - 2.7%
Bowlero Corp. Class A (b)	277,589	4,061,127
Hilton Worldwide Holdings, Inc.	37,145	5,349,623
Hyatt Hotels Corp. Class A (b)	62,000	7,086,600
Light & Wonder, Inc. Class A (b)	120,036	7,236,970
MGM Resorts International	187,741	8,433,326
Travel+Leisure Co.	176,000	6,735,520
		38,903,166
Household Durables - 1.2%
Helen of Troy Ltd. (b)	54,464	5,464,918
PulteGroup, Inc.	76,333	5,125,761
Tempur Sealy International, Inc.	179,657	6,731,748
		17,322,427
Leisure Products - 0.4%
Brunswick Corp.	73,000	6,189,670
Specialty Retail - 2.6%
Franchise Group, Inc. (c)	264,234	7,728,845
Lithia Motors, Inc. Class A (sub. vtg.) (c)	41,371	9,138,440
O'Reilly Automotive, Inc. (b)	8,683	7,965,003
Upbound Group, Inc.	285,043	7,599,246
Victoria's Secret & Co. (b)	173,413	5,377,537
		37,809,071
TOTAL CONSUMER DISCRETIONARY		146,428,841
CONSUMER STAPLES - 3.9%
Consumer Staples Distribution & Retail - 2.3%
Albertsons Companies, Inc.	410,321	8,575,709
Performance Food Group Co. (b)	177,215	11,109,608
U.S. Foods Holding Corp. (b)	337,068	12,943,411
		32,628,728
Food Products - 1.6%
Bunge Ltd. (c)	144,092	13,487,011
Tyson Foods, Inc. Class A	160,354	10,020,521
		23,507,532
TOTAL CONSUMER STAPLES		56,136,260
ENERGY - 6.1%
Energy Equipment & Services - 0.9%
Liberty Oilfield Services, Inc. Class A	524,991	6,725,135
NOV, Inc.	358,000	5,996,500
		12,721,635
Oil, Gas & Consumable Fuels - 5.2%
Cenovus Energy, Inc. (c)	669,793	11,252,522
Chesapeake Energy Corp. (c)	115,490	9,548,713
Hess Corp.	77,016	11,171,941
Occidental Petroleum Corp.	221,298	13,616,466
Southwestern Energy Co. (b)	1,112,599	5,774,389
Targa Resources Corp.	193,810	14,638,469
Valero Energy Corp.	86,210	9,885,701
		75,888,201
TOTAL ENERGY		88,609,836
FINANCIALS - 17.5%
Banks - 3.4%
Citizens Financial Group, Inc. (c)	434,252	13,435,757
East West Bancorp, Inc.	180,324	9,320,948
M&T Bank Corp.	141,156	17,757,425
Truist Financial Corp.	255,300	8,317,674
		48,831,804
Capital Markets - 3.1%
Ares Management Corp.	67,525	5,914,515
Carlyle Group LP	296,395	8,989,660
Raymond James Financial, Inc.	178,813	16,187,941
State Street Corp.	193,597	13,989,319
		45,081,435
Consumer Finance - 1.4%
OneMain Holdings, Inc.	294,355	11,294,401
SLM Corp.	580,168	8,714,123
		20,008,524
Financial Services - 3.6%
Apollo Global Management, Inc.	199,873	12,669,949
Corebridge Financial, Inc. (c)	288,592	4,865,661
Fidelity National Information Services, Inc.	103,221	6,061,137
NMI Holdings, Inc. (b)	252,956	5,919,170
Voya Financial, Inc. (c)	106,500	8,145,120
Walker & Dunlop, Inc.	127,168	8,559,678
WEX, Inc. (b)	34,482	6,115,383
		52,336,098
Insurance - 6.0%
Allstate Corp.	35,779	4,141,777
Arthur J. Gallagher & Co.	78,511	16,334,999
Chubb Ltd.	37,960	7,651,218
First American Financial Corp.	144,712	8,336,858
Hartford Financial Services Group, Inc.	217,658	15,451,541
Markel Corp. (b)	12,486	17,087,466
MetLife, Inc.	132,222	8,109,175
Old Republic International Corp.	359,467	9,083,731
		86,196,765
TOTAL FINANCIALS		252,454,626
HEALTH CARE - 7.2%
Health Care Providers & Services - 4.7%
AdaptHealth Corp. (b)	623,465	7,406,764
AmerisourceBergen Corp.	67,832	11,317,769
Centene Corp. (b)	176,577	12,171,453
DaVita HealthCare Partners, Inc. (b)	75,793	6,848,655
Molina Healthcare, Inc. (b)	53,351	15,892,729
Tenet Healthcare Corp. (b)	187,930	13,779,028
		67,416,398
Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories, Inc. Class A (b)	15,487	6,981,385
Charles River Laboratories International, Inc. (b)	38,763	7,369,622
ICON PLC (b)	27,371	5,274,118
Syneos Health, Inc. (b)	132,195	5,189,976
		24,815,101
Pharmaceuticals - 0.8%
Royalty Pharma PLC	332,832	11,699,045
TOTAL HEALTH CARE		103,930,544
INDUSTRIALS - 17.1%
Aerospace & Defense - 0.6%
Woodward, Inc.	96,021	9,219,936
Building Products - 2.4%
Armstrong World Industries, Inc.	50,000	3,433,000
Builders FirstSource, Inc. (b)	169,069	16,022,669
Carlisle Companies, Inc.	27,679	5,974,512
UFP Industries, Inc.	121,572	9,545,833
		34,976,014
Commercial Services & Supplies - 0.4%
The Brink's Co.	89,720	5,638,902
Construction & Engineering - 1.8%
EMCOR Group, Inc.	67,212	11,493,252
Willscot Mobile Mini Holdings (b)	307,450	13,958,230
		25,451,482
Electrical Equipment - 1.1%
Regal Rexnord Corp.	125,969	16,396,125
Ground Transportation - 3.0%
Knight-Swift Transportation Holdings, Inc. Class A	266,637	15,016,996
RXO, Inc.	357,469	6,466,614
U-Haul Holding Co. (non-vtg.)	185,319	10,025,758
XPO, Inc. (b)	271,941	12,014,353
		43,523,721
Machinery - 2.7%
Chart Industries, Inc. (b)(c)	60,757	8,086,757
PACCAR, Inc.	232,849	17,391,492
Timken Co.	166,995	12,833,566
		38,311,815
Professional Services - 3.6%
CACI International, Inc. Class A (b)	29,369	9,201,895
Concentrix Corp.	76,210	7,355,027
Genpact Ltd.	104,101	4,637,700
Manpower, Inc.	109,217	8,268,819
Science Applications International Corp.	121,907	12,438,171
SS&C Technologies Holdings, Inc.	174,258	10,201,063
		52,102,675
Trading Companies & Distributors - 1.5%
MSC Industrial Direct Co., Inc. Class A	106,374	9,651,313
WESCO International, Inc.	86,912	12,515,328
		22,166,641
TOTAL INDUSTRIALS		247,787,311
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.9%
Lumentum Holdings, Inc. (b)	203,451	9,816,511
Motorola Solutions, Inc.	13,072	3,809,181
		13,625,692
Electronic Equipment, Instruments & Components - 2.7%
Coherent Corp. (b)(c)	208,000	7,101,120
Flex Ltd. (b)	444,998	9,153,609
Knowles Corp. (b)	358,553	6,052,375
TD SYNNEX Corp.	115,584	10,291,599
Vontier Corp.	212,741	5,771,663
		38,370,366
IT Services - 0.5%
Cyxtera Technologies, Inc. Class A (b)	1,034,159	336,309
DXC Technology Co. (b)	320,427	7,642,184
		7,978,493
Semiconductors & Semiconductor Equipment - 1.7%
Lam Research Corp.	20,074	10,520,382
Microchip Technology, Inc.	142,344	10,389,689
Micron Technology, Inc.	57,643	3,709,903
		24,619,974
Software - 0.5%
Gen Digital, Inc.	395,018	6,979,968
Technology Hardware, Storage & Peripherals - 0.6%
Seagate Technology Holdings PLC	140,800	8,274,816
TOTAL INFORMATION TECHNOLOGY		99,849,309
MATERIALS - 10.0%
Chemicals - 4.0%
Celanese Corp. Class A	124,572	13,234,529
CF Industries Holdings, Inc.	95,500	6,835,890
Corteva, Inc.	100,267	6,128,319
Nutrien Ltd.	40,433	2,806,050
Olin Corp.	209,999	11,633,945
Tronox Holdings PLC	409,050	5,599,895
Westlake Corp. (c)	108,489	12,343,878
		58,582,506
Containers & Packaging - 2.6%
Crown Holdings, Inc.	135,162	11,594,196
Graphic Packaging Holding Co.	396,761	9,784,126
International Paper Co.	184,740	6,116,741
Packaging Corp. of America	71,218	9,632,947
		37,128,010
Metals & Mining - 2.7%
Arconic Corp. (b)	417,968	10,344,708
Freeport-McMoRan, Inc.	214,145	8,118,237
Reliance Steel & Aluminum Co.	42,894	10,629,133
Steel Dynamics, Inc.	91,800	9,542,610
		38,634,688
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	182,812	10,921,189
TOTAL MATERIALS		145,266,393
REAL ESTATE - 10.4%
Equity Real Estate Investment Trusts (REITs) - 8.9%
Douglas Emmett, Inc.	304,300	3,919,384
Essex Property Trust, Inc.	75,345	16,555,557
Lamar Advertising Co. Class A	107,807	11,393,044
Prologis (REIT), Inc.	133,660	16,740,915
Public Storage	57,516	16,957,442
Welltower, Inc.	792,768	62,803,083
		128,369,425
Real Estate Management & Development - 1.5%
CBRE Group, Inc. (b)	273,002	20,928,333
WeWork, Inc. (b)(c)	1,689,854	712,273
		21,640,606
TOTAL REAL ESTATE		150,010,031
UTILITIES - 7.6%
Electric Utilities - 5.8%
Constellation Energy Corp.	229,069	17,729,941
Edison International	322,832	23,760,435
Exelon Corp.	476,312	20,214,681
PG&E Corp. (b)	1,285,514	21,995,145
		83,700,202
Gas Utilities - 1.4%
Brookfield Infrastructure Corp. A Shares	463,251	19,734,493
Independent Power and Renewable Electricity Producers - 0.4%
NextEra Energy Partners LP	102,145	5,874,359
TOTAL UTILITIES		109,309,054
TOTAL COMMON STOCKS (Cost $1,407,073,034)		1,444,300,523

Money Market Funds - 6.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (d)	380,904	380,980
Fidelity Securities Lending Cash Central Fund 4.88% (d)(e)	96,477,927	96,487,574
TOTAL MONEY MARKET FUNDS (Cost $96,868,554)		96,868,554

TOTAL INVESTMENT IN SECURITIES - 106.6% (Cost $1,503,941,588)	1,541,169,077
NET OTHER ASSETS (LIABILITIES) - (6.6)%	(95,835,434)
NET ASSETS - 100.0%	1,445,333,643

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,258,150 or 0.6% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	2,863,554	17,862,738	20,345,312	9,798	-	-	380,980	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	31,442,675	203,370,953	138,326,054	49,075	-	-	96,487,574	0.3%
Total	34,306,229	221,233,691	158,671,366	58,873	-	-	96,868,554

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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